Summary of Significant Accounting Policies - Summary of Members' Equity Units Issued and Outstanding (Details)	Dec. 31, 2021 shares
Capital Unit [Line Items]
Common units, issued	1,013,197
Common units, outstanding	982,800
Class A (Voting)
Capital Unit [Line Items]
Common units, issued	16,721
Common units, outstanding	16,721
Class AA (Non-voting)
Capital Unit [Line Items]
Common units, issued	903,079
Common units, outstanding	903,079
Class AAA (Non-voting)
Capital Unit [Line Items]
Common units, issued	60,000
Common units, outstanding	60,000
Class AAAA (Non-voting incentive units)
Capital Unit [Line Items]
Common units, issued	33,397
Common units, outstanding	3,000